Investment in Unconsolidated Entity (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Financial Information Summary of Cherry Creek

The financial information summary of Cherry Creek is presented below:

	December 31, 2013	December 31, 2012
Assets:
Real estate, at cost
Land	$21,295,615	$21,295,615
Building	14,278,948	14,278,948
Tenant improvement	5,651,091	5,614,715

	41,225,654	41,189,278
Accumulated depreciation	(3,910,737)	(2,300,946)

Real estate, net	37,314,917	38,888,332
Cash and cash equivalents	969,732	236,404
Restricted cash	58,179	72,369
Accounts receivable	1,060,297	692,829
Related party receivable	—	1,463,791
Deferred costs	45,533	136,597
Deferred leasing costs, net	1,710,128	—
Acquired lease intangibles, net	5,599,044	6,713,644
Prepaid expenses and other assets	56,874	61,026

Total Assets	$46,814,704	$48,264,992

Liabilities:
Mortgage loan payable	$36,000,000	$36,000,000
Accounts payable and accrued expenses	293,045	164,632
Acquired lease intangibles, net	76,424	98,523
Tenant rent deposits	133,986	133,986
Other liabilities	—	314,856
Deferred rent	47,849	—

Total liabilities	36,551,304	36,711,997

Members’ Equity	10,263,400	11,552,995

Total Liabilities & Members Equity	$46,814,704	$48,264,992

	Year ended December 31,
	2013	2012

Operating revenues	$6,710,132	$6,661,188
Operating expenses	4,901,802	4,471,733
Interest	854,689	992,114

Net income	$953,641	$1,197,341

Amount recorded in equity in income	$402,913	$505,877